Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	MECHEL PAO
Entity Central Index Key	0001302362
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity File Number	001-32328
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	416,270,745
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	1Z
Document Annual Report	true
Entity Address, Address Line One	Krasnoarmeyskaya Street 1
Entity Address, Country	RU
Entity Address, Postal Zip Code	125167
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	COMMON SHARES
No Trading Symbol Flag	true
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	true
Entity Address, City or Town	Moscow
Auditor Name	TSATR – Audit Services LLC
Auditor Firm ID	1721
Auditor Location	Moscow, Russia
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Krasnoarmeyskaya Street 1
Entity Address, Country	RU
Entity Address, Postal Zip Code	125167
Contact Personnel Name	Alexey Lukashov
Contact Personnel Email Address	alexey.lukashov@mechel.com
City Area Code	495
Local Phone Number	221-8888
Entity Address, City or Town	Moscow
Preferred Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	138,756,915
Title of 12(b) Security	PREFERRED SHARES
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Common American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	COMMON AMERICAN DEPOSITARY SHARES, EACH COMMONADS REPRESENTING TWO
Trading Symbol	MTL
Security Exchange Name	NYSE
Preferred American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	PREFERRED AMERICAN DEPOSITARY SHARES, EACH PREFERRED ADS REPRESENTING ONE-HALF
Trading Symbol	MTL PR
Security Exchange Name	NYSE